Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	GOODWILL
Following the Company's reorganization announced in January 2024 into four reportable segments, the Company has made further progress in analyzing its global product portfolio, resulting in additional adjustments to its segments, effective starting January 1, 2025. Goodwill was allocated to the new reportable segments, with comparative information adjusted accordingly.
Goodwill allocated to the new reportable segments and changes in the carrying amount of goodwill were as follows:

	AM&S	P&D	EMP	RFOC	Total
December 31, 2023	2	76	117	108	303
Write-off	(1)	—	—	—	(1)
Foreign currency translation	—	(6)	(3)	(3)	(12)
December 31, 2024	1	70	114	105	290
Foreign currency translation	—	11	7	7	25
December 31, 2025	1	81	121	112	315
In 2025, 2024 and 2023, no impairment loss was recorded by the Company following the annual impairment test conducted in the fourth quarter of each reporting year.